Non-Controlling Interests	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Non-Controlling Interests	NON-CONTROLLING INTERESTS

(in millions)	2016	2015
ITC (Note 27)	$1,385	$—
Waneta Partnership	330	335
Caribbean Utilities	122	122
Other	16	16
	$1,853	$473